GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111




May 1, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    COLI VUL-2 Series Account of
               Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File Nos. 333-70963 and 811-09201

Ladies and Gentlemen:

        In lieu of filing the form of Prospectus and Statement of Additional Information for COLI VUL-2 Series Account (the "Account") pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1)    the form of Prospectus and Statement of Additional
               Information that would have been filed under paragraph (c) of rule 497 does not differ from that contained in post-effective amendment no. 6 to the Account's registration statement on Form S-6, the most recent amendment to the Account's registration statement; and

        (2) the text of post-effective amendment no. 6 to the Account's registration statement on Form S-6, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 2002.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3838.

COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By:     /s/ Michael T. Lininger

        Michael T. Lininger
        Associate Counsel
        Great-West Life & Annuity Insurance Company